Share Capital (Details)					1 Months Ended	7 Months Ended	12 Months Ended
	May 20, 2024 $ / shares	May 31, 2023 USD ($) $ / shares shares	Mar. 31, 2023 shares	Jan. 31, 2023 shares	Feb. 28, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Nov. 28, 2022 shares	Nov. 24, 2017 USD ($) $ / shares shares
Disclosure of classes of share capital [line items]
Number of votes per share							20
Shares owned							6,000,000
Share issued							1,775,000
Trading days							180 years
Gross proceeds of sale of share (in Dollars) | $						$ 49,000
Net proceeds (in Dollars) | $						251,000
Addition of proceeds (in Dollars) | $						$ 125,000
Number of escrow shares						125,000
Gross proceeds of private placement (in Dollars) | $								$ 1,325,000
Placement agent fees (in Dollars) | $								214,945
Cash in escrow (in Dollars) | $						$ 125,000		$ 125,000
Net proceeds (in Dollars) | $							$ 985,055
Share capital (in Dollars) | $										$ 400
Transferred, shares				500,000
Options to purchase granted share	50,000
Exercisable per share (in Dollars per share) | $ / shares	$ 2
Share option expense (in Dollars) | $							$ 1,872
Percentage of expected dividend							0.00%
Option shares							50,000
Percentage of net income							5.00%
Nominal value							10.00%
Private Placement [Member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares (in Dollars) | $						$ 300,000
2023 Equity Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Share issued		175,000			175,000
Share capital (in Dollars) | $		$ 175,000
Share capital per share (in Dollars per share) | $ / shares		$ 1
Issuance of grants					2,000,000
OAPLT [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares										$ 11.93
Shares outstanding										800
Share issued										800
SEA [Member]
Disclosure of classes of share capital [line items]
Shares outstanding							9,400,000
Founders Share [Member]
Disclosure of classes of share capital [line items]
Transfer of shares							600,000
Share Option [Member]
Disclosure of classes of share capital [line items]
Number of share option							50,000
Preference shares [member]
Disclosure of classes of share capital [line items]
Shares issued							50,000,000
Per share (in Dollars per share) | $ / shares						$ 0.0002	$ 0.0002	$ 0.0002
Common shares authorized						50,000,000	50,000,000	50,000,000
Shares outstanding
Share issued
Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Shares issued							450,000,000
Per share (in Dollars per share) | $ / shares							$ 0.0002
Ordinary shares [Member] | SEA [Member]
Disclosure of classes of share capital [line items]
Share issued							9,000,000
Class A Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued							9,400,000
Per share (in Dollars per share) | $ / shares						$ 0.0002	$ 0.0002	$ 0.0002
Common shares authorized						20,000,000	20,000,000	20,000,000
Shares outstanding						9,400,000	9,400,000	9,400,000
Shares owned									10,000,000
Share issued						9,400,000	9,400,000	9,400,000	9,000,000
Transferred, shares			100,000
Class A Common Shares [Member] | SEA [Member]
Disclosure of classes of share capital [line items]
Shares issued							650,000
Shares owned							6,000,000
Share issued							9,400,000
Shares exchanged							9,000,000
Class A Common Shares [Member] | Founders Share [Member]
Disclosure of classes of share capital [line items]
Share issued							1,000,000
Class A Common Shares [Member] | CEO [Member]
Disclosure of classes of share capital [line items]
Share issued							1,000,000
Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Shares issued							4,475,000
Per share (in Dollars per share) | $ / shares						$ 0.0002	$ 0.0002	$ 0.0002
Common shares authorized						430,000,000	430,000,000	430,000,000
Shares outstanding						3,150,000	4,475,000	3,150,000
Shares owned									2,000,000
Share issued						3,150,000	4,475,000	3,150,000	2,000,000
Number of shares sold							2,000,000
Price per share (in Dollars per share) | $ / shares							$ 0.25
Proceeds from issuance of shares (in Dollars) | $							$ 500,000
Gross proceeds of private placement (in Dollars) | $							$ 500,000
Percentage of transaction share amounts						7.00%	7.00%
Warrants exercisable of per share (in Dollars per share) | $ / shares						$ 1
Warrants term						5 years
Class B Common Shares [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares						$ 1	$ 1	$ 1
Share issued						300,000	825,000	300,000
Number of shares to be issued						125,000		125,000
Warrants exercisable of per share (in Dollars per share) | $ / shares							$ 1
Class B Common Shares [Member] | OAPLT [Member]
Disclosure of classes of share capital [line items]
Share issued							75,000
Share capital (in Dollars) | $						$ 75,000		$ 75,000
Class B Common Shares [Member] | Investors [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares							$ 1
Share issued							500,000
Class B Common Shares [Member] | Investors [Member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares							$ 1
Share issued							1,325,000
Class B Common Shares [Member] | CEO [Member]
Disclosure of classes of share capital [line items]
Shares outstanding							9,400,000
Class B Common Shares [Member] | Boustead Warrants [Member]
Disclosure of classes of share capital [line items]
Share issued						21,000	92,750	21,000
Warrant Reserve [Member]
Disclosure of classes of share capital [line items]
Share issued							1,250,000
Percentage of expected dividend							0.00%
Warrants exercisable of per share (in Dollars per share) | $ / shares							$ 1
Warrant Reserve [Member] | Class B Common Shares [Member]
Disclosure of classes of share capital [line items]
Per share (in Dollars per share) | $ / shares							$ 2.5